Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Innovative Payment Solutions, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001591913
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV